Annual Total Returns ((Delaware Group Global & International Funds), Class A)	0 Months Ended
Mar. 29, 2013
(Delaware Emerging Markets Fund) | Class A
Bar Chart Table:
Annual Return 2003	64.41%
Annual Return 2004	32.28%
Annual Return 2005	26.37%
Annual Return 2006	27.12%
Annual Return 2007	40.61%
Annual Return 2008	(50.70%)
Annual Return 2009	78.05%
Annual Return 2010	18.53%
Annual Return 2011	(20.82%)
Annual Return 2012	16.37%
(Delaware Focus Global Growth Fund) | Class A
Bar Chart Table:
Annual Return 2009	51.36%
Annual Return 2010	22.44%
Annual Return 2011	(2.34%)
Annual Return 2012	17.57%
(Delaware Global Value Fund) | Class A
Bar Chart Table:
Annual Return 2003	46.72%
Annual Return 2004	26.13%
Annual Return 2005	13.21%
Annual Return 2006	28.61%
Annual Return 2007	1.02%
Annual Return 2008	(42.66%)
Annual Return 2009	34.33%
Annual Return 2010	10.69%
Annual Return 2011	(6.75%)
Annual Return 2012	13.49%
(Delaware International Value Equity Fund) | Class A
Bar Chart Table:
Annual Return 2003	39.97%
Annual Return 2004	20.25%
Annual Return 2005	11.84%
Annual Return 2006	22.93%
Annual Return 2007	4.63%
Annual Return 2008	(42.52%)
Annual Return 2009	36.02%
Annual Return 2010	9.75%
Annual Return 2011	(14.22%)
Annual Return 2012	14.76%
(Delaware Macquarie Global Infrastructure Fund) | Class A
Bar Chart Table:
Annual Return 2011	(0.46%)
Annual Return 2012	13.51%